Related Party Transactions (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 09, 2015
Related party activity of loans [Abstract]
Balance, beginning of year	$ 49,951,000	$ 33,148,000
Net Increase	3,857,000	16,803,000
Balance, end of year	53,808,000	49,951,000	$ 33,148,000
Unfunded commitments	19,700,000	17,900,000
Contribution to medical benefit plan	2,300,000	2,400,000	1,700,000
Travel expenses for chairman and other directors	0.0	49,000.0	200,000
Directors and Executive Officers [Member]
Related party activity of loans [Abstract]
Deposit from related party	20,300,000
Champion Industries, Inc. [Member]
Related party activity of loans [Abstract]
Expenses from transactions with related party	$ 200,000	$ 500,000	$ 600,000
Champion Industries, Inc. [Member] | Subsequent Event [Member]
Related party activity of loans [Abstract]
Capital stock holdings (in hundredths)				53.70%